International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2024
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2024	2023	2022
Income:
Dividends from subsidiaries	$130,000	$179,000	$222,175
Interest income on notes receivable	7,602	5,769	2,394
(Loss) income on other investments	(3,356)	(6,150)	8,662
Other	1,059	4	857
Total income	135,305	178,623	234,088
Expenses:
Interest expense (Debentures)	7,762	8,122	5,037
Provision for credit loss	625	500	437
Other	6,252	252	2,291
Total expenses	14,639	8,874	7,765
Income before federal income taxes and equity in undistributed net income of subsidiaries	120,666	169,749	226,323
Income tax (benefit) expense	(833)	(1,365)	504
Income before equity in undistributed net income of subsidiaries	121,499	171,114	225,819
Equity in undistributed net income of subsidiaries	287,668	240,654	74,413
Net income	$409,167	$411,768	$300,232